CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 41,740,801	$ (8,823,514)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(59,701)	(2,250,075)
(Gain) loss on derivative liabilities	(43,267,123)	10,346,000
Unrealized gain on marketable securities held in Trust Account	(1,332)	20,917
Deferred income tax benefit	(976)	(14,050)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(16,875)	(12,950)
Prepaid income taxes	0	27,140
Accounts payable and accrued expenses	110,503	(54,191)
Income taxes payable	3,398	231,719
Net cash used in operating activities	(1,491,305)	(529,004)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay for franchise and income taxes	0	305,250
Net cash provided by investing activities	0	305,250
Cash Flows from Financing Activities:
Net Change in Cash	(1,491,305)	(223,754)
Cash-Beginning of period	3,873,865	2,238,275
Cash-End of period	2,382,560	2,014,521
Supplemental cash flow information:
Cash paid for income taxes	373,000	160,000
Non-Cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$ (30,718,384)	$ (8,823,517)